Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 09, 2023
Entity Registrant Name	dei_EntityRegistrantName	DBX ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001503123
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 09, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jun. 09, 2023
Prospectus Date	rr_ProspectusDate	Jun. 09, 2023
Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USCA